Offerings	Aug. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to Purchase Common Stock
Amount Registered | shares	9,917,844
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of the Company's common stock, par value $0.001 per share ("Common Stock"), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Consists of warrants to purchase 9,917,844 shares of Common Stock (the "Worldcoin Tower Warrants") to purchase shares of Common Stock, issued to Worldcoin Tower Instant LLC pursuant to a Strategic Advisor Agreement dated as of September 8, 2025. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the Worldcoin Tower Warrants because they are being registered in the same registration statement as the shares of Common Stock issuable upon exercise thereof.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Warrants
Amount Registered | shares	9,917,844
Proposed Maximum Offering Price per Unit	1.752
Maximum Aggregate Offering Price	$ 17,376,062.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,399.63
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of the Company's common stock, par value $0.001 per share ("Common Stock"), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Consists of 9,917,844 shares of Common Stock issuable upon exercise of the Worldcoin Tower Warrants at an exercise price of $1.752 per share. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of $1.752 per share of the Worldcoin Tower Warrants.